Putnam VT Income Fund
The fund's portfolio
3/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (79.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.2%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$1,490,272	$1,597,952
4.70%, with due dates from 5/20/67 to 8/20/67	306,535	335,796
4.625%, 6/20/67	101,893	111,023
4.51%, 3/20/67	101,427	109,933
4.50%, TBA, 4/1/50	3,000,000	3,180,469
4.50%, with due dates from 5/20/48 to 5/20/48	254,373	275,768
4.00%, TBA, 4/1/50	4,000,000	4,249,375
4.00%, with due dates from 2/20/48 to 5/20/48	1,740,576	1,897,776
3.50%, TBA, 4/1/50	6,000,000	6,326,719
3.50%, with due dates from 11/15/47 to 11/20/49	3,388,833	3,618,967
3.00%, TBA, 4/1/50	1,000,000	1,057,188

		22,760,966
U.S. Government Agency Mortgage Obligations (70.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	632,714	691,535
4.00%, 9/1/45	928,705	1,011,208
3.50%, with due dates from 8/1/43 to 2/1/47	2,666,197	2,848,927
3.00%, with due dates from 3/1/43 to 6/1/46	1,157,419	1,223,980
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	8,239	9,235
4.50%, with due dates from 7/1/44 to 5/1/45	1,125,181	1,225,214
4.00%, with due dates from 9/1/45 to 6/1/46	1,459,892	1,582,669
3.50%, 9/1/57	1,542,684	1,669,400
3.50%, 5/1/47(i)	253,442	270,581
3.50%, 3/1/47(i)	152,910	162,807
3.50%, with due dates from 7/1/43 to 6/1/56	3,669,916	3,956,596
3.00%, with due dates from 9/1/42 to 3/1/47	4,344,994	4,598,099
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/50	2,000,000	2,223,438
5.50%, TBA, 4/1/50	2,000,000	2,189,844
4.50%, TBA, 4/1/50	3,000,000	3,225,469
4.00%, TBA, 4/1/50	11,000,000	11,737,343
3.50%, TBA, 4/1/50	15,000,000	15,857,813
3.00%, TBA, 4/1/50	37,000,000	38,780,625
2.50%, TBA, 4/1/50	79,000,000	81,826,715

		175,091,498

Total U.S. government and agency mortgage obligations (cost $193,718,155)		$197,852,464

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.625%, 5/15/21(i)	$164,000	$170,130

Total U.S. treasury obligations (cost $170,130)		$170,130

MORTGAGE-BACKED SECURITIES (34.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (12.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 22.958%, 4/15/37	$154,336	$280,743
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 21.836%, 5/15/35	24,604	40,394
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 21.213%, 11/15/35	110,599	194,045
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 17.746%, 3/15/35	197,218	280,031
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.145%, 6/15/34	90,272	110,576
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.995%, 2/15/41	907,000	99,188
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.495%, 12/15/47	2,153,859	358,081
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.345%, 9/25/49	2,165,253	244,232
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.345%, 6/15/42	1,934,281	222,193
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.295%, 5/15/41	256,943	281,732
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,138,923	135,743
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	791,036	74,959
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	375,452	52,160
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	337,105	27,341
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	70,959	1,249
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,222,921	108,176
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	797,407	83,233
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,173,932	120,146
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,804,091	45,391
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,468,720	67,322
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	959,017	88,479
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,149,233	152,467
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,995,951	185,628
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	884,445	51,032
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	832,544	44,758
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	714,316	679,259
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,119	3,758
REMICs Ser. 3391, PO, zero %, 4/15/37	24,975	23,250
REMICs Ser. 3300, PO, zero %, 2/15/37	29,927	27,704
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	5,720	5,293
REMICs Ser. 3210, PO, zero %, 5/15/36	9,947	9,590
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	5,589	5,030
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,860	6,037
Strips Ser. 315, PO, zero %, 9/15/43	1,778,464	1,628,960
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 34.22%, 7/25/36	92,429	178,718
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 21.096%, 3/25/36	129,181	222,741
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 20.729%, 6/25/37	89,087	154,785
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 19.787%, 11/25/35	137,093	198,640
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 17.41%, 8/25/35	80,641	115,946
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 17.189%, 12/25/35	98,653	144,834
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 14.933%, 11/25/34	22,342	26,907
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 11.007%, 5/25/40	131,796	163,560
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.453%, 4/25/40	616,234	121,007
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.203%, 1/25/48	2,556,680	503,556
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 2/25/49	4,680,183	924,336
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 1/25/49	2,771,867	379,399
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 12/25/46	2,378,319	456,352
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 3/25/46	4,993,889	829,308
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,859,754	310,508
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,691,835	152,265
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	696,619	37,926
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,532,473	328,550
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	869,491	79,337
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,162,355	71,658
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	841,980	55,759
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	706,619	62,436
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	732,069	56,964
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,424,546	144,774
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	909,049	40,855
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,201,686	34,277
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	455,396	15,237
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	447,398	12,482
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,881,257	87,919
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	16,848	16,052
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	8,070	7,888
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	807,051	132,405
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.495%, 9/16/44	1,028,154	305,995
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.427%, 12/20/42	2,650,868	506,979
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.395%, 3/20/50	2,763,000	471,070
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 10/20/49	3,286,478	456,711
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 9/20/43	369,802	70,725
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 1/20/50	2,477,258	374,685
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 7/20/49	3,033,213	441,697
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 7/20/49	2,992,072	460,031
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 11/20/48	2,581,739	329,773
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 4/20/49	2,368,749	332,641
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 2/20/49	2,183,746	290,438
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 2/20/41	1,531,089	278,736
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 12/2/21	193,995	24,789
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.227%, 10/20/49	211,410	58,639
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	690,138	119,912
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	63,354	7,803
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,011,436	200,550
Ser. 14-180, IO, 5.00%, 12/20/44	2,063,119	361,046
Ser. 14-76, IO, 5.00%, 5/20/44	601,006	110,680
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	855,941	136,531
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	498,746	92,251
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	9,937	629
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	325,069	59,574
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,546,340	469,528
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,343,853	240,214
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	984,404	150,186
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	290,877	25,236
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	251,542	22,344
Ser. 12-129, IO, 4.50%, 11/16/42	615,321	108,260
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	516,764	81,011
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	505,443	82,688
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	608,841	114,158
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	663,804	37,419
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,370,823	172,052
Ser. 15-94, IO, 4.00%, 7/20/45	263,742	41,332
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	274,252	17,203
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,400,876	251,184
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,261,648	95,757
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,557,999	245,367
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	616,910	62,742
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	685,274	70,465
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,059,989	158,283
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	3,495,117	563,588
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	647,295	72,230
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	603,945	21,119
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	156,525	935
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,015,254	392,918
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	701,463	57,843
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	996,035	77,450
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,298,760	55,346
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	956,421	16,363
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	650,616	61,405
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	483,521	44,726
Ser. 12-136, IO, 3.50%, 11/20/42	1,270,010	152,144
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	939,174	157,929
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,787,490	116,187
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,260,903	96,564
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,568,895	78,647
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,454,954	107,762
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	560,022	32,995
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	442,564	18,458
FRB Ser. 15-H16, Class XI, IO, 2.674%, 7/20/65(WAC)	1,485,044	132,317
Ser. 15-H13, Class AI, IO, 2.57%, 6/20/65(WAC)	3,978,171	351,543
Ser. 16-H27, Class BI, IO, 2.555%, 12/20/66(WAC)	1,610,112	159,259
Ser. 17-H18, Class CI, IO, 2.551%, 9/20/67(WAC)	2,592,251	352,696
Ser. 19-H02, Class DI, IO, 2.521%, 11/20/68(WAC)	4,132,673	478,592
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	6,653,399	570,862
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66(WAC)	1,346,190	156,788
Ser. 17-H12, Class QI, IO, 2.169%, 5/20/67(WAC)	3,124,676	326,654
Ser. 16-H11, Class HI, IO, 2.102%, 1/20/66(WAC)	3,207,657	234,878
Ser. 15-H15, Class JI, IO, 2.039%, 6/20/65(WAC)	1,741,314	136,867
Ser. 17-H09, Class DI, IO, 1.973%, 3/20/67(WAC)	3,342,644	278,479
Ser. 15-H25, Class CI, IO, 1.953%, 10/20/65(WAC)	2,186,241	170,527
Ser. 15-H12, Class AI, IO, 1.923%, 5/20/65(WAC)	2,785,882	205,977
Ser. 15-H20, Class AI, IO, 1.893%, 8/20/65(WAC)	1,379,161	95,024
Ser. 15-H10, Class CI, IO, 1.872%, 4/20/65(WAC)	1,627,221	127,110
Ser. 15-H12, Class GI, IO, 1.87%, 5/20/65(WAC)	2,945,473	197,052
Ser. 15-H12, Class EI, IO, 1.765%, 4/20/65(WAC)	3,388,452	211,101
Ser. 15-H09, Class BI, IO, 1.755%, 3/20/65(WAC)	1,975,682	143,142
Ser. 16-H14, IO, 1.745%, 6/20/66(WAC)	3,867,637	259,754
Ser. 17-H10, Class MI, IO, 1.715%, 4/20/67(WAC)	3,566,436	259,637
Ser. 17-H08, Class NI, IO, 1.715%, 3/20/67(WAC)	3,654,248	297,090
Ser. 15-H01, Class CI, IO, 1.689%, 12/20/64(WAC)	2,244,903	95,346
Ser. 15-H22, Class EI, IO, 1.676%, 8/20/65(WAC)	1,226,575	50,044
Ser. 15-H25, Class AI, IO, 1.675%, 9/20/65(WAC)	2,787,158	168,066
Ser. 16-H06, Class AI, IO, 1.665%, 2/20/66	3,413,014	306,284
Ser. 15-H17, Class CI, IO, 1.655%, 6/20/65(WAC)	2,462,877	104,581
Ser. 15-H04, Class AI, IO, 1.632%, 12/20/64(WAC)	3,170,113	255,689
Ser. 15-H28, Class DI, IO, 1.617%, 8/20/65(WAC)	2,761,253	182,878
Ser. 16-H04, Class KI, IO, 1.581%, 2/20/66(WAC)	2,961,051	217,018
Ser. 16-H02, Class HI, IO, 1.573%, 1/20/66(WAC)	6,921,201	478,947
Ser. 14-H08, Class CI, IO, 1.547%, 3/20/64(WAC)	3,178,007	151,340
Ser. 14-H11, Class GI, IO, 1.536%, 6/20/64(WAC)	5,793,345	387,650
Ser. 14-H07, Class BI, IO, 1.53%, 5/20/64(WAC)	5,347,784	383,436
Ser. 10-H19, Class GI, IO, 1.483%, 8/20/60(WAC)	3,276,992	166,219
Ser. 17-H14, Class EI, IO, 1.474%, 6/20/67(WAC)	4,855,252	391,756
Ser. 10-151, Class KO, PO, zero %, 6/16/37	84,940	79,108
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,331	2,083

		30,433,278
Commercial mortgage-backed securities (12.3%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.229%, 1/15/49(WAC)	164,758	247
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.482%, 11/10/42(WAC)	399,820	359,838
Bank FRB Ser. 18-BN13, Class XA, IO, 0.513%, 8/15/61(WAC)	8,318,345	262,403
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.601%, 8/15/52(WAC)	6,169,744	667,916
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.437%, 1/12/45(WAC)	534,000	373,800
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.749%, 3/11/39(WAC)	1,043,311	521,655
FRB Ser. 06-PW14, Class X1, IO, 0.283%, 12/11/38(WAC)	201,465	2,075
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.30%, 12/11/49(WAC)	12,465	480
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.744%, 12/15/47(WAC)	131,000	127,869
FRB Ser. 11-C2, Class E, 5.744%, 12/15/47(WAC)	597,000	543,006
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.15%, 3/10/47(WAC)	9,865,398	365,987
FRB Ser. 13-GC17, Class XA, IO, 1.035%, 11/10/46(WAC)	3,724,339	115,252
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.767%, 9/10/45(WAC)	3,101,640	98,207
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	795,000	709,940
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	70,000	60,750
FRB Ser. 14-LC15, Class XA, IO, 1.095%, 4/10/47(WAC)	5,668,776	200,686
FRB Ser. 14-CR19, Class XA, IO, 1.008%, 8/10/47(WAC)	5,102,922	186,332
FRB Ser. 13-CR11, Class XA, IO, 0.932%, 8/10/50(WAC)	8,168,027	225,413
FRB Ser. 15-CR23, Class XA, IO, 0.919%, 5/10/48(WAC)	5,034,511	184,083
FRB Ser. 14-UBS6, Class XA, IO, 0.892%, 12/10/47(WAC)	8,566,842	283,948
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.32%, 5/15/45(WAC)	115,000	107,685
FRB Ser. 13-CR13, Class E, 4.889%, 11/10/46(WAC)	123,000	100,425
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	198,000	171,087
FRB Ser. 14-CR19, Class D, 4.731%, 8/10/47(WAC)	178,000	152,244
FRB Ser. 13-CR6, Class D, 4.108%, 3/10/46(WAC)	205,000	190,304
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	184,898
FRB Ser. 12-LC4, Class XA, IO, 2.101%, 12/10/44(WAC)	3,984,218	110,777
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	12,006	11,862
FRB Ser. 07-C2, Class AX, IO, 0.009%, 1/15/49(WAC)	3,337,729	33
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.271%, 4/15/50(WAC)	191,000	175,906
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.771%, 4/15/50(WAC)	502,000	418,543
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.775%, 12/15/49(WAC)	7,543,372	276,232
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	386,000	351,158
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 1/1/50(WAC)	3,008,000	384,234
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 1/25/30(WAC)	4,620,000	536,096
Multifamily Structured Pass-Through Certificates FRB Ser. KG02, Class X1, IO, 1.144%, 8/25/29(WAC)	5,451,000	410,474
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.127%, 2/25/52(WAC)	3,099,606	300,700
Federal National Mortgage Association 144A
Multifamily Connecticut Avenue Securities Trust FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	403,000	283,431
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M10, 4.197%, 10/15/49	550,000	577,844
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.003%, 12/10/49(WAC)	4,912,163	49
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.499%, 2/10/46(WAC)	5,876,550	202,025
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	584,000	530,492
FRB Ser. 13-GC12, Class XA, IO, 1.417%, 6/10/46(WAC)	3,739,702	131,544
FRB Ser. 14-GC18, Class XA, IO, 1.013%, 1/10/47(WAC)	5,442,251	164,966
FRB Ser. 14-GC22, Class XA, IO, 0.985%, 6/10/47(WAC)	16,247,253	433,899
FRB Ser. 13-GC13, Class XA, IO, 0.078%, 7/10/46(WAC)	113,218,210	294,050
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.981%, 8/10/43(WAC)	730,000	720,709
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	575,000	395,325
FRB Ser. 11-GC5, Class XA, IO, 1.328%, 8/10/44(WAC)	5,622,230	61,164
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	320,796
FRB Ser. 14-C25, Class XA, IO, 0.852%, 11/15/47(WAC)	3,313,740	105,331
FRB Ser. 14-C22, Class XA, IO, 0.835%, 9/15/47(WAC)	10,456,717	316,616
FRB Ser. 13-C17, Class XA, IO, 0.76%, 1/15/47(WAC)	2,609,907	60,705
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	441,000	305,749
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	715,000	620,636
FRB Ser. 14-C19, Class C19, 4.679%, 4/15/47(WAC)	192,000	182,016
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	247,578
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	355,970	341,947
FRB Ser. 16-JP2, Class XA, IO, 1.821%, 8/15/49(WAC)	2,478,345	219,586
FRB Ser. 12-LC9, Class XA, IO, 1.502%, 12/15/47(WAC)	3,383,774	106,049
FRB Ser. 13-LC11, Class XA, IO, 1.257%, 4/15/46(WAC)	3,514,953	110,057
FRB Ser. 13-C16, Class XA, IO, 0.933%, 12/15/46(WAC)	5,015,118	137,853
FRB Ser. 06-LDP8, Class X, IO, 0.29%, 5/15/45(WAC)	210,983	33
FRB Ser. 07-LDPX, Class X, IO, 0.03%, 1/15/49(WAC)	1,175,760	12
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.059%, 2/12/51(WAC)	350,000	175,000
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46(WAC)	248,000	239,508
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46(WAC)	635,000	576,108
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	588,000	471,164
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	381,000	380,518
FRB Ser. 12-C8, Class D, 4.675%, 10/15/45(WAC)	413,000	336,296
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	127,000	105,413
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	328,544
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	278,199	164
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.142%, 2/15/40(WAC)	62,653	6
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.313%, 11/15/40(WAC)	403,849	56
FRB Ser. 07-C2, Class XCL, IO, 0.142%, 2/15/40(WAC)	1,357,471	137
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.401%, 7/15/45(WAC)	34,730	3
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.375%, 12/12/49(WAC)	883,896	3,462
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.34%, 2/15/46(WAC)	7,917,574	231,296
FRB Ser. 14-C17, Class XA, IO, 1.108%, 8/15/47(WAC)	3,630,525	123,805
FRB Ser. 15-C25, Class XA, IO, 1.091%, 10/15/48(WAC)	4,533,941	193,465
FRB Ser. 15-C26, Class XA, IO, 1.026%, 10/15/48(WAC)	4,709,185	206,175
FRB Ser. 13-C12, Class XA, IO, 0.603%, 10/15/46(WAC)	10,843,200	182,629
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	319,000	165,677
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46(WAC)	893,000	632,483
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46(WAC)	273,000	193,156
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	161,787
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	263,368
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.068%, 11/15/49(WAC)	3,941,856	189,251
FRB Ser. 16-UB12, Class XA, IO, 0.77%, 12/15/49(WAC)	10,251,073	359,155
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.245%, 7/15/49(WAC)	252,000	229,943
FRB Ser. 12-C4, Class XA, IO, 2.07%, 3/15/45(WAC)	1,831,255	53,536
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	20,797
UBS Commercial Mortgage Trust
FRB Ser. 19-C17, Class XA, IO, 1.636%, 10/15/52(WAC)	4,401,021	447,639
FRB Ser. 17-C7, Class XA, IO, 1.055%, 12/15/50(WAC)	5,294,387	306,457
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.572%, 5/10/45(WAC)	354,000	338,815
FRB Ser. 12-C1, Class D, 5.572%, 5/10/45(WAC)	352,000	264,000
FRB Ser. 12-C1, Class XA, IO, 2.074%, 5/10/45(WAC)	3,523,667	107,844
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.888%, 5/10/63(WAC)	629,000	112,488
FRB Ser. 12-C2, Class E, 4.888%, 5/10/63(WAC)	816,000	765,800
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	119,057
FRB Ser. 12-C2, Class XA, IO, 1.303%, 5/10/63(WAC)	10,086,296	242,097
FRB Ser. 13-C6, Class XA, IO, 1.117%, 4/10/46(WAC)	5,445,868	148,103
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.051%, 1/10/45(WAC)	336,000	319,793
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.117%, 11/15/48(WAC)	716,686	22
Wells Fargo Commercial Mortgage Trust
FRB Ser. 19-C50, Class XA, IO, 1.424%, 5/15/52(WAC)	5,014,054	518,643
FRB Ser. 14-LC16, Class XA, IO, 1.112%, 8/15/50(WAC)	8,205,220	287,551
FRB Ser. 15-LC20, Class XB, IO, 0.487%, 4/15/50(WAC)	13,766,000	318,545
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	152,038
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.837%, 11/15/47(WAC)	6,400,489	183,050
FRB Ser. 14-C22, Class XA, IO, 0.808%, 9/15/57(WAC)	16,215,388	462,593
FRB Ser. 13-C14, Class XA, IO, 0.731%, 6/15/46(WAC)	17,809,166	316,529
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.221%, 6/15/44(WAC)	55,000	52,145
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	301,781
FRB Ser. 12-C7, Class D, 4.813%, 6/15/45(WAC)	231,000	230,210
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	415,543
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	919,000	579,938
FRB Ser. 12-C10, Class D, 4.429%, 12/15/45(WAC)	1,274,000	1,011,723
FRB Ser. 12-C9, Class XA, IO, 1.892%, 11/15/45(WAC)	3,752,123	141,759
FRB Ser. 11-C5, Class XA, IO, 1.686%, 11/15/44(WAC)	3,779,016	66,745
FRB Ser. 12-C10, Class XA, IO, 1.536%, 12/15/45(WAC)	6,272,632	210,121
FRB Ser. 13-C11, Class XA, IO, 1.185%, 3/15/45(WAC)	5,857,558	160,932
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	8,807,000	146,989

		30,594,859
Residential mortgage-backed securities (non-agency) (9.5%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	257,365
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.123%, 1/26/46(WAC)	810,811	830,313
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 4.297%, 10/25/27 (Bermuda)	1,530,000	1,209,407
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 2.647%, 10/25/27 (Bermuda)	53,235	51,743
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 2.297%, 8/25/28 (Bermuda)	380,784	353,790
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 1.187%, 6/25/36	210,000	173,488
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 1.247%, 8/25/35	121,724	115,017
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 1.087%, 6/25/37	200,407	157,680
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.30%), 4.247%, 4/25/29 (Bermuda)	191,000	125,176
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 2.647%, 11/25/28	324,121	299,279
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 7.297%, 9/25/28	1,211,375	1,156,743
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.097%, 11/25/28	586,000	562,373
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.947%, 12/25/28	705,382	670,150
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 5.497%, 10/25/24	356,821	333,628
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (1 Month US LIBOR + 4.25%), 5.197%, 11/25/23	242,285	232,648
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 5.097%, 1/25/25	1,069,556	1,043,339
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	318,761
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 4.697%, 9/25/24	250,000	230,313
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 4.547%, 4/25/24	310,000	294,229
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 3.797%, 4/25/28	736,009	712,484
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 3.247%, 9/25/30	198,618	168,446
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 2.747%, 7/25/30	245,000	203,350
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 5.597%, 1/25/49	400,000	192,261
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 5.297%, 3/25/49	90,000	42,605
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.847%, 9/25/48	70,000	33,322
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	181,859
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.647%, 12/25/30	310,000	148,848
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.86%, 3/25/50	277,000	178,378
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	1,238,000	775,820
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.597%, 1/25/49	450,000	395,996
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	1,128,446	863,749
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.297%, 2/25/49	206,487	172,831
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.247%, 10/25/48	122,800	100,943
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.097%, 12/25/30	254,000	209,291
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.947%, 9/25/28	727,272	709,486
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.847%, 10/25/28	885,352	868,139
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.647%, 4/25/28	84,952	83,870
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.497%, 4/25/28	115,360	104,253
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.247%, 10/25/28	1,420,749	1,383,164
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.947%, 7/25/25	266,698	241,747
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 5.197%, 1/25/29	46,390	44,530
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/30	250,000	129,722
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.497%, 7/25/29	434,320	387,754
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 3.747%, 2/25/30	94,106	75,598
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 3.497%, 12/25/30	557,780	457,340
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 3.297%, 1/25/31	395,000	331,800
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.197%, 7/25/29	210,000	157,487
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.947%, 5/25/30	532,000	365,303
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 6.697%, 7/25/29	208,000	118,637
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 5.097%, 8/25/31	59,000	28,735
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 3.661%, 1/25/40	465,000	288,300
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 3.397%, 7/25/31	164,053	126,526
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.097%, 11/25/39	289,146	237,303
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.047%, 6/25/39	65,000	52,863
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.997%, 1/25/40	517,000	332,953
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.947%, 7/25/39	140,000	119,518
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.547%, 10/25/28 (Bermuda)	119,863	112,661
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	195,000
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.451%, 8/26/47(WAC)	180,000	167,398
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 2.747%, 9/25/34	242,687	227,746
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.797%, 7/25/28 (Bermuda)	380,000	283,703
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 4.147%, 2/25/29 (Bermuda)	150,000	124,827
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 3.647%, 3/25/28 (Bermuda)	200,000	155,321
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.847%, 11/25/34	317,959	312,204
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 1.747%, 1/25/45	119,869	104,771
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 1.377%, 10/25/45	1,660,710	1,502,380
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 1.357%, 12/25/45	964,472	824,912

		23,451,584

Total mortgage-backed securities (cost $97,437,089)		$84,479,721

CORPORATE BONDS AND NOTES (25.5%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$50,000	$49,481
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	119,000	112,663
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	52,559
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	383,000	402,634
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	111,051
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	3,000	2,751
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	3,000	2,744
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	123,060
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	164,000	192,051
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	95,000	97,623
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	50,573
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	241,000	251,456
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	173,000	177,302
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,000	2,994
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	148,933
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	53,048
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	116,000	136,740

		1,967,663
Capital goods (0.8%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	145,481
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	111,000	118,159
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	162,000	167,053
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	300,000	311,736
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	164,000	158,705
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	75,000	72,604
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	385,000	374,180
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	406,169
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	275,000	278,237

		2,032,324
Communication services (4.1%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	798,000	769,072
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	226,730
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	24,769
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	362,000	388,745
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	412,000	432,299
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	349,577
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	84,852
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	73,000	78,759
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	370,483
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	36,000	35,887
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	366,721
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	287,000	298,645
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	88,112
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	99,000	106,851
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	296,000	349,139
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	388,979
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	10,000	14,575
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	398,220
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,227,000	1,344,307
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	110,000	107,382
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	236,000	238,179
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	108,000	110,404
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	140,000	141,787
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	43,951
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	34,000	35,727
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	50,000	50,186
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	70,000	69,425
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	403,000	374,750
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	106,603
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	180,000	179,100
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	230,422
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	125,000	158,765
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	312,000	390,172
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	99,224
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	856,000	973,547
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	309,734
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	136,000	136,000
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	291,000	307,335

		10,179,415
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	406,000	402,448
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	707,000	656,434
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	306,188
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	153,000	167,375
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	28,817
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	282,640
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	39,933
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	121,580
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	137,292
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	169,045
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	80,000	83,105
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	125,000	124,805
General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	115,831
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	107,000	90,918
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	32,767
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	210,000	217,497
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	46,750
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	83,000	78,850
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	115,000	119,025
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	204,000	210,120
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	106,000	102,290
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	316,000	322,391
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	129,729
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	870,000	789,929
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	97,000	83,905
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	68,428
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	160,876
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	310,000	312,326
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	104,650
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	242,000	232,532
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	67,000	61,098
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	142,000	120,497
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	24,546
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	57,000	91,568
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	72,907

		6,109,092
Consumer staples (0.8%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	100,000	104,848
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	341,000	400,810
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	9,000	9,699
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	210,000	231,809
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	309,875
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	22,146	23,797
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	143,801	186,853
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	36,579
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	85,000	108,073
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	105,000	114,223
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	6,000	6,077
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	110,479
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	99,000	105,498
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	37,000	38,488
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	131,242

		1,918,350
Energy (1.4%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	372,480
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	286,000	305,487
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	412,000	365,901
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	188,000	159,443
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	63,501
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	239,000	118,305
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	80,267
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	317,000	265,070
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	156,243
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	71,000	64,648
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	367,000	375,640
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	7,000	8,323
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	23,000	19,735
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	87,519
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	236,979
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	133,514
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	86,000	69,322
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	338,823
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	229,000	170,720

		3,391,920
Financials (8.7%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	100,000	81,198
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	283,000	226,695
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	123,000	110,700
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	336,000	393,120
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	182,000	184,070
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	196,500
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	179,000	211,659
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	204,549
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	203,547
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	395,000	375,250
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	246,225
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	42,200
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,960,000	1,895,179
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.501%, 9/15/26	100,000	89,429
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	378,000
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	115,000	111,700
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	220,000	264,349
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	45,444
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	314,539
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	76,212
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	222,415
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	23,686
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	169,815
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	385,000	324,644
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	95,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	377,000	367,575
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	149,000	154,149
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	16,000	17,580
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,023,000	1,068,037
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	72,844
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	256,581
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	399,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	211,781
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	397,000	432,241
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	462,000	500,780
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	27,709
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	70,000	56,700
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	247,287
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	324,000	344,814
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	417,587
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	303,000	284,428
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	327,000	429,725
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	13,000	17,748
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	467,500
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	551,159
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	88,653
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	858,000	750,922
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.692%, 5/15/47	156,000	106,080
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	828,000	958,030
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	217,000	216,317
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	302,000	332,529
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	159,000	150,255
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	459,000	532,440
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	88,706
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	203,977
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	927,128
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	78,772
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	270,000	246,719
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	23,000	21,869
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	62,040
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	217,000	191,774
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	12,000	16,240
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	146,378
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	422,558
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	205,268
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	39,000	29,535
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	213,245
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	191,000	265,133
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	178,853
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	335,000	288,100
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	452,150
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	234,025
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	116,869
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	833,368
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	355,000	348,736
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	148,579

		21,667,098
Health care (2.3%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	1,025,000	1,029,210
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	38,419
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	133,100
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	219,000	275,386
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	102,664
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	693,000	764,845
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	177,000	181,979
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	411,336
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	80,000	83,093
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	109,943	124,842
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	332,000	325,487
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	48,000	50,341
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	215,000	215,371
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	64,000	69,547
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	98,362
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	189,231
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	336,354
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	134,152
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	40,000	40,000
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	178,908
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	90,654
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	160,000	167,145
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	313,000	348,759
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	386,000	401,142

		5,790,327
Technology (2.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	210,000	221,711
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	215,800
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	443,689
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	328,000	313,361
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	125,084
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	143,000	147,588
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	47,000	55,801
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	246,000	267,457
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	16,000	16,130
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	168,000	185,534
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	277,000	288,133
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	374,000	404,665
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	208,000	207,364
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	578,565
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	432,000	518,589
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	93,236
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	635,000	648,076
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	548,000	606,662
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	102,000	100,504

		5,437,949
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	158,000	167,030

		167,030
Utilities and power (1.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	63,000	63,156
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	310,000	330,046
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	13,000	16,358
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	15,000	18,949
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	13,000	16,468
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	91,000	95,335
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	65,394
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	177,141
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	290,000	310,845
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	76,064
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	280,903
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	83,125
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	85,060
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	568,000	510,458
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	344,000	319,313
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	19,000	19,301
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	40,000	43,724
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	337,000	379,518
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	71,000	73,583
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	84,280
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	82,920
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	293,000	296,438
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	182,000	179,886
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	196,324
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	11,000	14,279
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,270
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	194,000	172,002
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	181,000	170,110
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 3.804%, 5/15/67	381,000	306,239

		4,477,489

Total corporate bonds and notes (cost $62,078,570)		$63,138,657

PURCHASED SWAP OPTIONS OUTSTANDING (3.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(1.465)/3 month USD-LIBOR-BBA/Apr-50	Apr-20/1.465	$3,424,300	$240
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	201,276
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	192,035
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	188,330
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	10,515
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	2,329
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	19
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	2,721,900	17,611
JPMorgan Chase Bank N.A.
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	9,618,100	471,768
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	4,257,200	219,203
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	14,553,500	148,446
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	1,687,647
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	1,497,672
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	1,490,300
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	1,328,845
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	471,525
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	147,171
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	3,914
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	1,166,500	2,753
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	357,000	47,788
(1.12625)/3 month USD-LIBOR-BBA/Apr-30 (Canada)	Apr-20/1.12625	9,043,000	8,772
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	232,381
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	1,708,000	5,141
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	20

Total purchased swap options outstanding (cost $3,527,345)			$8,375,701

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	May-20/$102.81	$79,000,000	$79,000,000	$568,089

Total purchased options outstanding (cost $370,313)				$568,089

ASSET-BACKED SECURITIES (2.1%)(a)
	Principal amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	$660,000	$665,082
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.797%, 11/25/51	106,000	106,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.747%, 6/25/52	125,000	125,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.731%, 10/22/20	885,000	885,065
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.755%, 3/26/21	461,000	461,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.679%, 10/24/20	210,000	210,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	973,000	973,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	939,000	939,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.597%, 8/25/52	264,667	264,667
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 3.25%, 3/25/23	580,000	581,031

Total asset-backed securities (cost $5,203,665)		$5,209,845

SHORT-TERM INVESTMENTS (30.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	53,572,253	$53,572,253
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	5,440,000	5,440,000
U.S. Treasury Bills 1.650%, 4/2/20(SEG)(SEGSF)		$1,801,000	1,801,000
U.S. Treasury Bills 1.590%, 5/14/20		13,000	12,999
U.S. Treasury Bills 0.595%, 4/7/20(SEG)(SEGSF)		835,000	834,991
U.S. Treasury Bills 1.572%, 5/21/20(SEGSF)		267,000	266,976
U.S. Treasury Bills 0.878%, 4/16/20(SEG)		169,000	168,995
U.S. Treasury Bills 1.649%, 4/9/20(SEG)		25,000	25,000
U.S. Treasury Bills 1.548%, 7/16/20(SEGSF)(SEGCCS)		657,000	656,848
U.S. Treasury Bills 0.795%, 6/18/20(SEG)(SEGSF)(SEGCCS)		1,237,000	1,236,751
U.S. Treasury Bills 0.203%, 7/9/20(SEG)(SEGSF)(SEGCCS)		685,000	684,856
U.S. Treasury Bills 1.529%, 4/23/20(SEG)(SEGSF)		279,000	278,995
U.S. Treasury Bills 1.031%, 4/21/20(SEG)(SEGSF)		831,000	830,974
U.S. Treasury Bills 0.005%, 6/11/20(SEGSF)		455,000	454,918
U.S. Treasury Bills 0.502%, 5/5/20(SEG)(SEGSF)		1,553,000	1,552,906
U.S. Treasury Bills 0.407%, 4/14/20(SEG)(SEGSF)		365,000	364,989
U.S. Treasury Bills 0.467%, 4/28/20(SEGSF)		797,000	796,979
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGCCS)(SEGTBA)		496,000	495,874
U.S. Treasury Bills 0.164%, 6/25/20(SEG)(SEGSF)(SEGCCS)		635,000	634,900
U.S. Treasury Bills 0.010%, 9/10/20(SEGSF)(SEGTBA)		1,340,000	1,339,313
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)(SEGCCS)		876,000	875,636
U.S. Treasury Bills 0.012%, 8/6/20(SEG)(SEGSF)(SEGCCS)		1,349,000	1,348,594
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		931,000	930,681
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		603,000	602,825

Total short-term investments (cost $75,202,376)			$75,208,253
TOTAL INVESTMENTS

Total investments (cost $437,707,643)			$435,002,860

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	44	$7,878,750	$7,878,750	Jun-20	$549,901
U.S. Treasury Bond Ultra 30 yr (Long)	62	13,756,250	13,756,250	Jun-20	1,181,798
U.S. Treasury Note 2 yr (Long)	48	10,578,375	10,578,375	Jun-20	153,642
U.S. Treasury Note 2 yr (Short)	284	62,588,719	62,588,719	Jun-20	14,892
U.S. Treasury Note 5 yr (Long)	97	12,159,859	12,159,859	Jun-20	365,805
U.S. Treasury Note 10 yr (Long)	102	14,146,125	14,146,125	Jun-20	578,302
U.S. Treasury Note 10 yr (Short)	75	10,401,563	10,401,563	Jun-20	(430,247)
U.S. Treasury Note Ultra 10 yr (Long)	26	4,056,813	4,056,813	Jun-20	214,442

Unrealized appreciation					3,058,782

Unrealized (depreciation)					(430,247)

Total					$2,628,535

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $6,431,198) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
1.17/3 month USD-LIBOR-BBA/Apr-25	Apr-20/1.17	$17,676,100	$18
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	10,369
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	72,573
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	216,311
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	389,127
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	8,928
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	88,278
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	2,968,970
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	2,321
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	19,225
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	56,069
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	56,759
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	62,168
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	68,775
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	14,553,500	76,842
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442	4,257,200	107,281
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	19,236,300	566,701
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	653
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	24,132
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	24,782
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	96,340
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	424,001
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	457,096
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	464,846
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	1,251,429
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	1,467,066
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	1,476,646
Toronto-Dominion Bank
0.92/3 month USD-LIBOR-BBA/Apr-22	Apr-20/0.92	43,406,500	43
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	28,414
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	38,313
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	4,709,000	42,711
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	1,708,000	35,629
(0.7275)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.7275	4,234,000	42,044
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	60,486
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	260,261

Total			$10,965,607

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $370,313) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	May-20/$102.81	$79,000,000	$79,000,000	$99,935

Total				$99,935

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(3,422,137)	$3,394,643
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	1,585,041
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	320,772
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	62,935
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(9,338)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(47,546)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(110,887)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(134,838)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(695,457)	(300,279)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	(338,896)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	470,099	219,623
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	3,836,007	(4,905,383)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	587,956
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	243,373
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(94,159)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	(157,226)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	60,625
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(62,465)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	581,502
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	200,524
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	179,480
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	4,986,900	(70,440)	(65,079)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(77,839)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(89,463)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	(157,696)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(2,102,527)	2,305,926
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	1,510,682
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	259,359
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	172,804
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	152,036
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(18,060)	(16,876)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(52,009)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(79,196)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(109,008)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(521,204)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	162,393	104,660
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	1,480	1,480
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	571,115	(574,964)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	1,680,186	(1,653,688)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(2,054,740)	3,071,571
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	229,276
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	174,867
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	65,552
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(1,660,606)	22,461
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(13,947)	(10,380)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(13,323)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	(49,769)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(111,431)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(552,021)	(277,701)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	619,391	253,432
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	1,904,007	(2,767,732)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	329,830
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	(230,080)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	281,346
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(340,513)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	1,109,007
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(245,462)

Unrealized appreciation				17,480,763

Unrealized (depreciation)				(13,604,430)

Total				$3,876,333

TBA SALE COMMITMENTS OUTSTANDING at 3/31/20 (proceeds receivable $99,764,375) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 4/1/50	$18,000,000	4/15/20	$18,866,250
Uniform Mortgage-Backed Securities, 2.50%, 4/1/50	79,000,000	4/15/20	81,826,715

Total			$100,692,965

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,747,000	$1,107,968		$(60)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,126,600
		14,803,400	3,050,981		(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,092,259)
		8,171,500	1,721,008		(116)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,731,757
		11,842,800	2,684,384		(261,440)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	2,529,171
		499,700	20,993	(E)	(3)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	20,991
		1,293,200	53,184	(E)	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53,191)
		2,131,700	371,349		(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(374,137)
		6,187,600	1,201,155		125,990	2/20/30	2.7225% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,082,409)
		6,187,600	1,201,446		126,377	3/2/30	2.715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,080,453)
		2,707,100	174,018	(E)	(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	173,470
		935,900	39,272	(E)	(160)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	39,112
		3,012,582	613,256		(43)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	616,350
		5,693,900	1,080,947		(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,085,434)
		913,500	429,329	(E)	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(429,360)
		5,984,900	1,010,754		(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,014,630)
		1,686,100	61,937	(E)	(9)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	61,928
		2,475,100	91,368	(E)	(14)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	91,355
		8,079,300	1,087,070		(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,092,019)
		845,700	118,992	(E)	(19)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	118,973
		4,004,800	564,497	(E)	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(564,553)
		4,070,000	576,890	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(576,890)
		1,715,500	682,755	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(682,755)
		2,216,500	146,067	(E)	(25)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	146,042
		185,400	68,608	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,615)
		1,934,600	255,849	(E)	(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(255,876)
		1,922,200	236,104	(E)	(27)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(236,131)
		5,041,700	632,063	(E)	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(632,134)
		547,900	196,610	(E)	(19)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(196,628)
		2,745,300	724,770	(E)	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(724,864)
		4,897,500	376,740	(E)	(69)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(376,810)
		1,942,200	358,301	(E)	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(358,367)
		11,733,300	526,731		(95)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(526,419)
		11,733,300	541,081		(95)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(574,927)
		108,052,600	2,536,751		(92,126)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,653,936)
		7,405,100	2,236,592		(9,542)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	2,229,836
		53,561,600	5,448,179		(3,399)	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	5,460,103
		4,092,000	439,288		(54)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(459,482)
		487,300	26,058		894	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	27,061
		1,391,200	412,562		83,149	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(329,927)
		6,718,200	670,201		150,955	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(521,119)
		14,186,000	790,132		(40,753)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(834,303)
		1,496,100	165,903	(E)	(21)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	165,881
		1,280,400	126,192		(17)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(125,764)
		9,350,400	881,715		(20,072)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	859,583
		86,100	24,522	(E)	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,525)
		3,783,000	382,927		(1,260)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(383,428)
		6,964,800	692,322		(92)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(691,761)
		5,472,300	542,639		(73)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(542,175)
		12,437,100	1,161,128		(20,064)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	1,138,602
		66,300	17,908	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	17,906
		6,856,800	500,786		(46,546)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(545,569)
		31,819,900	2,613,018		(422)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	2,607,969
		760,300	68,392	(E)	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,418)
		1,282,400	42,541	(E)	(18)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	42,523
		17,631,900	63,528	(E)	(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,594)
		38,133,100	98,231	(E)	(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,375)
		3,934,700	192,194	(E)	(134)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	192,060
		332,300	15,969	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,980)
		323,200	5,311	(E)	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,300
		4,346,000	578		(58)	3/11/30	0.70792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	759
		4,346,000	3,064		(58)	3/11/30	0.7165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,904)
		226,500	13,263	(E)	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,255
		1,204,000	74,156		(41)	3/16/50	0.6725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,173
		803,000	43,959	(E)	(27)	4/16/50	0.7025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	43,931
		2,882,000	35,276		(23)	3/17/25	0.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,120)
		2,882,000	37,766		(23)	3/17/25	0.7615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,630)
		1,442,000	17,721		(12)	3/17/25	0.745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,644)
		3,012,000	49,276		(40)	3/17/30	0.8775% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,286)
		3,012,000	48,834		(40)	3/17/30	0.876% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,841)
		2,515,900	46,984	(E)	(36)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	46,949
		2,882,000	36,057		(23)	3/17/25	0.7495% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,908)
		2,882,000	37,694		(23)	3/17/25	0.761% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,557)
		2,882,000	39,544		(23)	3/17/25	0.774% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,422)
		62,935,000	70,991	(E)	(88,875)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(17,884)
		2,882,000	15,165		(23)	3/18/25	0.6045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,821)
		5,580,000	66,781		(45)	3/19/25	0.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(66,096)
		2,372,000	24,607		(19)	3/20/25	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,264)
		1,898,000	20,627		(15)	3/20/25	0.727% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,359)
		4,051,300	158,118		(54)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	1.1175% — Semiannually	157,855
		4,051,300	147,184		(54)	3/27/30	1.09% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(147,015)
		120,600	4,088		(2)	4/2/30	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	4,086
		1,680,000	49,720		(22)	3/23/30	1.02% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,621)
		1,680,000	46,423		(22)	3/23/30	1.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,317)
		1,680,000	43,127		(22)	3/23/30	0.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,013)
		4,995,000	59,720		(40)	3/23/25	0.7525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,103)
		4,994,000	57,106		(40)	3/23/25	0.742% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(56,478)
		371,700	909	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	905
		167,400	76	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(79)
		1,513,000	6,861		(20)	3/25/30	0.6725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,029
		1,936,000	3,256		(26)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.73705% — Semiannually	3,049
		968,000	525		(13)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.71439% — Semiannually	(631)
		968,000	200		(13)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.7178% — Semiannually	(302)
		746,000	12,986		(25)	3/30/50	3 month USD-LIBOR-BBA — Quarterly	0.8385% — Semiannually	(13,051)
		1,962,000	13,424		(26)	3/31/30	3 month USD-LIBOR-BBA — Quarterly	0.655% — Semiannually	(13,529)
		1,699,000	71,650	(E)	(58)	5/1/50	3 month USD-LIBOR-BBA — Quarterly	0.7475% — Semiannually	(71,708)
		5,989,000	4,090		(23)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.495% — Semiannually	4,068
		5,776,000	3,616		(22)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.4921% — Semiannually	3,594
		5,027,000	10,255		(41)	4/1/25	3 month USD-LIBOR-BBA — Quarterly	0.4825% — Semiannually	(10,296)
		1,922,000	1,999		(25)	4/2/30	0.71% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,973
		1,877,000	3,022		(25)	4/2/30	0.70418% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,997
		1,967,000	2,734		(26)	4/2/30	0.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,708

	Total				$(104,121)				$(3,626,192)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$22,913	$19,562	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(3,077)
35,247	29,766	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(5,032)
Barclays Bank PLC
431,073	432,833	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,415
65,266	65,532	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	366
273,991	273,324	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(194)
169,718	169,305	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(120)
6,688,826	6,623,987	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(51,984)
708,431	701,552	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(5,515)
61,734	61,681	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	69
458,858	459,730	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,927)
7,471,234	7,561,084	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(107,927)
37,401	30,931	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,067)
18,192	15,045	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,951)
14,285	12,348	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,749
31,700	28,303	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,015)
62,400	57,738	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,921)
6,132	5,674	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(385)
Citibank, N.A.
927,346	918,357	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(7,207)
529,794	524,659	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,117)
Credit Suisse International
395,220	354,375	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(36,060)
30,111	23,283	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,478)
3,390	2,803	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	550
137,797	108,801	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(27,293)
42,805	36,544	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,749)
30,262	23,894	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,994)
95,770	81,761	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,861
55,629	48,812	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	6,131
73,196	63,271	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	8,960
Goldman Sachs International
24,345	24,638	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(352)
64,938	65,719	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(938)
180,081	182,247	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,601)
258,459	261,567	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,734)
310,150	313,880	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,480)
479,353	485,118	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,924)
656,681	664,578	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,486)
90,125	71,227	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	17,977
39,152	32,379	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6,351
30,050	23,727	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,952)
1,845	1,575	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(248)
17,222	14,543	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,459)
103,298	89,291	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	12,645
184,569	164,793	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(17,555)
128,568	114,793	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(12,229)
77,805	69,469	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,400)
8,559	7,642	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(814)
85,398	79,017	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,366)
77,920	72,098	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,896)
75,504	69,863	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,744)
60,112	55,621	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,777)
40,222	37,217	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,527)
JPMorgan Chase Bank N.A.
28,207	24,081	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,788)
103,298	89,291	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	12,645
JPMorgan Securities LLC
257,473	230,865	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	23,492
13,051	10,793	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,117
64,402	55,495	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,145)

Upfront premium received		—	Unrealized appreciation			108,328

Upfront premium (paid)		—	Unrealized (depreciation)			(393,428)

	Total	$—			Total	$(285,100)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$10,622	5/11/63	300 bp — Monthly	$(7,313)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	23,458	5/11/63	300 bp — Monthly	(17,008)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	46,916	5/11/63	300 bp — Monthly	(33,704)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	48,465	5/11/63	300 bp — Monthly	(35,854)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	20,083	140,000	54,684	5/11/63	500 bp — Monthly	(34,465)
	CMBX NA BB.7 Index	BB/P	35,060	687,000	230,557	1/17/47	500 bp — Monthly	(194,829)
	CMBX NA BBB-.6 Index	BBB-/P	455,814	7,158,000	1,584,065	5/11/63	300 bp — Monthly	(1,124,076)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(4,854)	4,396,000	463,338	5/11/63	200 bp — Monthly	(466,483)
	CMBX NA A.7 Index	A/P	275	7,000	532	1/17/47	200 bp — Monthly	(254)
	CMBX NA BB.7 Index	BB/P	16,586	124,000	41,614	1/17/47	500 bp — Monthly	(24,908)
	CMBX NA BBB-.6 Index	BBB-/P	221	2,000	443	5/11/63	300 bp — Monthly	(220)
	CMBX NA BBB-.6 Index	BBB-/P	3,315	30,000	6,639	5/11/63	300 bp — Monthly	(3,307)
	CMBX NA BBB-.6 Index	BBB-/P	568,856	6,054,000	1,339,750	5/11/63	300 bp — Monthly	(767,373)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	9,944	1/17/47	300 bp — Monthly	(5,564)
	CMBX NA BBB-.7 Index	BBB-/P	32,079	434,000	78,467	1/17/47	300 bp — Monthly	(46,135)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	3,294	59,000	6,219	5/11/63	200 bp — Monthly	(2,901)
	CMBX NA A.6 Index	A/P	2,956	60,000	6,324	5/11/63	200 bp — Monthly	(3,345)
	CMBX NA A.6 Index	A/P	5,821	115,000	12,121	5/11/63	200 bp — Monthly	(6,255)
	CMBX NA A.6 Index	A/P	9,260	141,000	14,861	5/11/63	200 bp — Monthly	(5,547)
	CMBX NA A.6 Index	A/P	4,580	146,000	15,388	5/11/63	200 bp — Monthly	(10,751)
	CMBX NA A.6 Index	A/P	6,398	210,000	22,134	5/11/63	200 bp — Monthly	(15,654)
	CMBX NA A.6 Index	A/P	10,621	215,000	22,661	5/11/63	200 bp — Monthly	(11,956)
	CMBX NA A.6 Index	A/P	(2,127)	224,000	23,610	5/11/63	200 bp — Monthly	(25,650)
	CMBX NA A.6 Index	A/P	15,762	306,000	32,252	5/11/63	200 bp — Monthly	(16,371)
	CMBX NA A.6 Index	A/P	12,866	416,000	43,846	5/11/63	200 bp — Monthly	(30,818)
	CMBX NA A.6 Index	A/P	31,436	621,000	65,453	5/11/63	200 bp — Monthly	(33,776)
	CMBX NA A.6 Index	A/P	37,833	727,000	76,626	5/11/63	200 bp — Monthly	(38,510)
	CMBX NA BBB-.6 Index	BBB-/P	105	1,000	221	5/11/63	300 bp — Monthly	(115)
	CMBX NA BBB-.6 Index	BBB-/P	571	9,000	1,992	5/11/63	300 bp — Monthly	(1,415)
	CMBX NA BBB-.6 Index	BBB-/P	5,861	53,000	11,729	5/11/63	300 bp — Monthly	(5,837)
	CMBX NA BBB-.6 Index	BBB-/P	3,993	55,000	12,172	5/11/63	300 bp — Monthly	(8,146)
	CMBX NA BBB-.6 Index	BBB-/P	3,993	55,000	12,172	5/11/63	300 bp — Monthly	(8,146)
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	19,917	5/11/63	300 bp — Monthly	(12,270)
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	21,466	5/11/63	300 bp — Monthly	(13,734)
	CMBX NA BBB-.6 Index	BBB-/P	6,881	101,000	22,351	5/11/63	300 bp — Monthly	(15,412)
	CMBX NA BBB-.6 Index	BBB-/P	14,813	104,000	23,015	5/11/63	300 bp — Monthly	(8,141)
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	23,237	5/11/63	300 bp — Monthly	(17,967)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	23,237	5/11/63	300 bp — Monthly	(18,056)
	CMBX NA BBB-.6 Index	BBB-/P	5,379	106,000	23,458	5/11/63	300 bp — Monthly	(18,017)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	23,900	5/11/63	300 bp — Monthly	(12,145)
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	29,654	5/11/63	300 bp — Monthly	(18,268)
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	42,711	5/11/63	300 bp — Monthly	(19,952)
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	45,588	5/11/63	300 bp — Monthly	(35,355)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	47,137	5/11/63	300 bp — Monthly	(28,620)
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	47,801	5/11/63	300 bp — Monthly	(23,863)
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	52,891	5/11/63	300 bp — Monthly	(19,569)
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	60,415	5/11/63	300 bp — Monthly	(39,734)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	118,617	5/11/63	300 bp — Monthly	(92,372)
	CMBX NA BBB-.7 Index	BBB-/P	418	6,000	1,085	1/17/47	300 bp — Monthly	(663)
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	18,261	1/17/47	300 bp — Monthly	(10,247)
	CMBX NA BBB-.7 Index	BBB-/P	11,309	153,000	27,662	1/17/47	300 bp — Monthly	(16,264)
	CMBX NA BBB-.7 Index	BBB-/P	13,902	171,000	30,917	1/17/47	300 bp — Monthly	(16,915)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	(89)	10,000	1,054	5/11/63	200 bp — Monthly	(1,140)
	CMBX NA A.6 Index	A/P	627	62,000	6,535	5/11/63	200 bp — Monthly	(5,884)
	CMBX NA A.6 Index	A/P	1,890	187,000	19,710	5/11/63	200 bp — Monthly	(17,747)
	CMBX NA A.6 Index	A/P	338	466,000	49,116	5/11/63	200 bp — Monthly	(48,597)
	CMBX NA A.6 Index	A/P	142,193	6,181,000	651,477	5/11/63	200 bp — Monthly	(506,880)
	CMBX NA BB.10 Index	BB-/P	12,999	162,000	74,714	5/11/63	500 bp — Monthly	(61,558)
	CMBX NA BB.7 Index	BB/P	7,896	152,000	51,011	1/17/47	500 bp — Monthly	(42,968)
	CMBX NA BB.7 Index	BB/P	55,352	178,000	59,737	1/17/47	500 bp — Monthly	(4,211)
	CMBX NA BBB-.6 Index	BBB-/P	6,349	100,000	22,130	5/11/63	300 bp — Monthly	(15,722)
	CMBX NA BBB-.6 Index	BBB-/P	561,773	9,053,000	2,003,429	5/11/63	300 bp — Monthly	(1,436,375)
	CMBX NA BBB-.7 Index	BBB-/P	7,774	79,000	14,283	1/17/47	300 bp — Monthly	(6,463)
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	21,696	1/17/47	300 bp — Monthly	(15,297)
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	23,504	1/17/47	300 bp — Monthly	(6,240)
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	41,946	1/17/47	300 bp — Monthly	(35,745)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(782)	47,000	4,954	5/11/63	200 bp — Monthly	(5,717)
	CMBX NA BB.6 Index	BB-/P	5,518	27,000	10,546	5/11/63	500 bp — Monthly	(5,002)
	CMBX NA BBB-.6 Index	BBB-/P	8,238	108,000	23,900	5/11/63	300 bp — Monthly	(15,600)
	CMBX NA BBB-.6 Index	BBB-/P	8,935	139,000	30,761	5/11/63	300 bp — Monthly	(21,745)
	CMBX NA BBB-.6 Index	BBB-/P	12,757	141,000	31,203	5/11/63	300 bp — Monthly	(18,364)
	CMBX NA BBB-.6 Index	BBB-/P	88,844	995,000	220,194	5/11/63	300 bp — Monthly	(130,769)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(2,916)	380,000	40,052	5/11/63	200 bp — Monthly	(42,820)
	CMBX NA A.7 Index	A/P	(13)	13,000	988	1/17/47	200 bp — Monthly	(996)
	CMBX NA BBB-.6 Index	BBB-/P	199,677	3,014,000	666,998	5/11/63	300 bp — Monthly	(465,563)

Upfront premium received			2,741,824		Unrealized appreciation			—

Upfront premium (paid)			(10,781)		Unrealized (depreciation)			(6,335,653)

	Total		$2,731,043				Total	$(6,335,653)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$1,520	1/17/47	(200 bp) — Monthly	$1,364
	CMBX NA BB.10 Index	(7,932)	76,000	35,051	11/17/59	(500 bp) — Monthly	27,046
	CMBX NA BB.10 Index	(6,798)	62,000	28,594	11/17/59	(500 bp) — Monthly	21,736
	CMBX NA BB.11 Index	(17,980)	249,000	119,570	11/18/54	(500 bp) — Monthly	101,348
	CMBX NA BB.11 Index	(29,281)	226,000	108,525	11/18/54	(500 bp) — Monthly	79,025
	CMBX NA BB.11 Index	(7,352)	78,000	37,456	11/18/54	(500 bp) — Monthly	30,027
	CMBX NA BB.11 Index	(2,819)	41,000	19,688	11/18/54	(500 bp) — Monthly	16,830
	CMBX NA BB.11 Index	(918)	18,000	8,644	11/18/54	(500 bp) — Monthly	7,708
	CMBX NA BB.11 Index	(934)	18,000	8,644	11/18/54	(500 bp) — Monthly	7,692
	CMBX NA BB.12 Index	(3,519)	41,000	20,156	8/17/61	(500 bp) — Monthly	16,597
	CMBX NA BB.12 Index	(3,519)	41,000	20,156	8/17/61	(500 bp) — Monthly	16,597
	CMBX NA BB.8 Index	(14,155)	114,000	54,241	10/17/57	(500 bp) — Monthly	39,976
	CMBX NA BB.9 Index	(112,200)	1,087,000	433,061	9/17/58	(500 bp) — Monthly	319,804
	CMBX NA BB.9 Index	(14,323)	222,000	88,445	9/17/58	(500 bp) — Monthly	73,906
	CMBX NA BB.9 Index	(7,176)	178,000	70,915	9/17/58	(500 bp) — Monthly	63,566
	CMBX NA BB.9 Index	(11,291)	175,000	69,720	9/17/58	(500 bp) — Monthly	58,259
	CMBX NA BB.9 Index	(1,196)	33,000	13,147	9/17/58	(500 bp) — Monthly	11,919
	CMBX NA BB.9 Index	(1,217)	31,000	12,350	9/17/58	(500 bp) — Monthly	11,103
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	72,408	11/17/59	(500 bp) — Monthly	51,308
	CMBX NA BB.10 Index	(18,670)	157,000	72,408	11/17/59	(500 bp) — Monthly	53,586
	CMBX NA BB.10 Index	(10,317)	83,000	38,280	11/17/59	(500 bp) — Monthly	27,882
	CMBX NA BB.7 Index	(76,651)	466,000	156,390	1/17/47	(500 bp) — Monthly	79,286
	CMBX NA BB.7 Index	(68,990)	374,000	125,514	1/17/47	(500 bp) — Monthly	56,161
	CMBX NA BB.9 Index	(48,820)	487,000	194,021	9/17/58	(500 bp) — Monthly	144,727
	Goldman Sachs International
	CMBX NA BB.7 Index	(20,581)	136,000	45,642	1/17/47	(500 bp) — Monthly	24,929
	CMBX NA BB.12 Index	(16,843)	46,000	22,614	8/17/61	(500 bp) — Monthly	5,726
	CMBX NA BB.7 Index	(108,429)	534,000	179,210	1/17/47	(500 bp) — Monthly	70,263
	CMBX NA BB.7 Index	(26,051)	159,000	53,360	1/17/47	(500 bp) — Monthly	27,155
	CMBX NA BB.7 Index	(5,072)	30,000	10,068	1/17/47	(500 bp) — Monthly	4,967
	CMBX NA BB.8 Index	(4,192)	37,000	17,605	10/17/57	(500 bp) — Monthly	13,377
	CMBX NA BB.9 Index	(9,161)	85,000	33,864	9/17/58	(500 bp) — Monthly	24,621
	CMBX NA BB.9 Index	(3,611)	30,000	11,952	9/17/58	(500 bp) — Monthly	8,312
	CMBX NA BB.9 Index	(3,570)	30,000	11,952	9/17/58	(500 bp) — Monthly	8,353
	CMBX NA BB.9 Index	(893)	23,000	9,163	9/17/58	(500 bp) — Monthly	8,248
	CMBX NA BB.9 Index	(2,296)	22,000	8,765	9/17/58	(500 bp) — Monthly	6,448
	CMBX NA BB.9 Index	(799)	5,000	1,992	9/17/58	(500 bp) — Monthly	1,188
	CMBX NA BBB-.6 Index	(13,558)	271,000	59,972	5/11/63	(300 bp) — Monthly	46,256
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(23,348)	216,000	103,723	11/18/54	(500 bp) — Monthly	80,165
	CMBX NA BB.11 Index	(13,625)	137,000	65,787	11/18/54	(500 bp) — Monthly	52,029
	CMBX NA BB.11 Index	(12,646)	127,000	60,985	11/18/54	(500 bp) — Monthly	48,216
	CMBX NA BB.11 Index	(7,908)	116,000	55,703	11/18/54	(500 bp) — Monthly	47,682
	CMBX NA BB.11 Index	(10,681)	104,000	49,941	11/18/54	(500 bp) — Monthly	39,159
	CMBX NA BB.11 Index	(5,969)	81,000	38,896	11/18/54	(500 bp) — Monthly	32,849
	CMBX NA BB.11 Index	(5,249)	77,000	36,975	11/18/54	(500 bp) — Monthly	31,651
	CMBX NA BB.11 Index	(2,317)	41,000	19,688	11/18/54	(500 bp) — Monthly	17,331
	CMBX NA BB.11 Index	(861)	17,000	8,163	11/18/54	(500 bp) — Monthly	7,286
	CMBX NA BB.12 Index	(14,772)	162,000	79,639	8/17/61	(500 bp) — Monthly	64,709
	CMBX NA BB.12 Index	(2,131)	23,000	11,307	8/17/61	(500 bp) — Monthly	9,154
	CMBX NA BB.6 Index	(23,820)	167,000	65,230	5/11/63	(500 bp) — Monthly	41,248
	CMBX NA BB.7 Index	(10,504)	83,000	27,855	1/17/47	(500 bp) — Monthly	17,271
	CMBX NA BB.9 Index	(6,054)	105,000	41,832	9/17/58	(500 bp) — Monthly	35,676
	CMBX NA BB.9 Index	(3,727)	88,000	35,059	9/17/58	(500 bp) — Monthly	31,246
	CMBX NA BB.9 Index	(1,848)	41,000	16,334	9/17/58	(500 bp) — Monthly	14,446
	CMBX NA BB.9 Index	(307)	2,000	797	9/17/58	(500 bp) — Monthly	488
	CMBX NA BBB-.7 Index	(28,002)	738,000	133,430	1/17/47	(300 bp) — Monthly	104,997
	CMBX NA BBB-.7 Index	(3,412)	94,000	16,995	1/17/47	(300 bp) — Monthly	13,528
	CMBX NA BBB-.7 Index	(3,642)	77,000	13,922	1/17/47	(300 bp) — Monthly	10,234
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	69,641	11/17/59	(500 bp) — Monthly	60,903
	CMBX NA BB.11 Index	(8,952)	167,000	80,193	11/18/54	(500 bp) — Monthly	71,079
	CMBX NA BB.11 Index	(13,736)	137,000	65,787	11/18/54	(500 bp) — Monthly	51,918
	CMBX NA BB.7 Index	(20,471)	118,000	39,601	1/17/47	(500 bp) — Monthly	19,015
	CMBX NA BB.9 Index	(24,894)	639,000	254,578	9/17/58	(500 bp) — Monthly	229,063
	CMBX NA BBB-.7 Index	(11,964)	146,000	26,397	1/17/47	(300 bp) — Monthly	14,347
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	39,595	1/17/47	(300 bp) — Monthly	17,154
	CMBX NA BB.10 Index	(7,971)	76,000	35,051	11/17/59	(500 bp) — Monthly	27,007
	CMBX NA BB.11 Index	(16,204)	165,000	79,233	11/18/54	(500 bp) — Monthly	62,868
	CMBX NA BB.11 Index	(3,240)	34,000	16,327	11/18/54	(500 bp) — Monthly	13,054
	CMBX NA BB.12 Index	(5,505)	77,000	37,853	8/17/61	(500 bp) — Monthly	32,273
	CMBX NA BB.12 Index	(3,359)	46,000	22,614	8/17/61	(500 bp) — Monthly	19,210
	CMBX NA BB.12 Index	(2,399)	34,000	16,714	8/17/61	(500 bp) — Monthly	14,283
	CMBX NA BB.12 Index	(2,124)	26,000	12,782	9/17/58	(500 bp) — Monthly	10,633
	CMBX NA BB.9 Index	(12,321)	164,000	65,338	9/17/58	(500 bp) — Monthly	52,857
	CMBX NA BB.9 Index	(7,904)	130,000	51,792	9/17/58	(500 bp) — Monthly	43,762
	CMBX NA BB.9 Index	(7,996)	130,000	51,792	9/17/58	(500 bp) — Monthly	43,670
	CMBX NA BB.9 Index	(6,278)	102,000	40,637	9/17/58	(500 bp) — Monthly	34,259
	CMBX NA BB.9 Index	(3,537)	88,000	35,059	9/17/58	(500 bp) — Monthly	31,436
	CMBX NA BB.9 Index	(6,418)	73,000	29,083	9/17/58	(500 bp) — Monthly	22,594
	CMBX NA BB.9 Index	(6,158)	72,000	28,685	9/17/58	(500 bp) — Monthly	22,457
	CMBX NA BB.9 Index	(7,275)	60,000	23,904	9/17/58	(500 bp) — Monthly	16,571
	CMBX NA BB.9 Index	(2,825)	57,000	22,709	9/17/58	(500 bp) — Monthly	19,828
	CMBX NA BB.9 Index	(2,970)	55,000	21,912	9/17/58	(500 bp) — Monthly	18,889
	CMBX NA BB.9 Index	(3,638)	30,000	11,952	9/17/58	(500 bp) — Monthly	8,285
	CMBX NA BB.9 Index	(977)	25,000	9,960	9/17/58	(500 bp) — Monthly	8,958
	CMBX NA BB.9 Index	(3,158)	21,000	8,366	9/17/58	(500 bp) — Monthly	5,188

Upfront premium received		—			Unrealized appreciation		3,238,222

	Upfront premium (paid)	(1,106,213)			Unrealized (depreciation)		—

	Total	$(1,106,213)				Total	$3,238,222
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $247,924,831.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$60,131,306	$14,916,061	$21,475,114	$233,251	$53,572,253

	Total Short-term investments	$60,131,306	$14,916,061	$21,475,114	$233,251	$53,572,253
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,474,954.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,573,632.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $220,942.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,006,658.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $136,364,612 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,087,084 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,573,632 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,209,845	$—
Corporate bonds and notes	—	63,138,657	—
Mortgage-backed securities	—	84,479,721	—
Purchased options outstanding	—	568,089	—
Purchased swap options outstanding	—	8,375,701	—
U.S. government and agency mortgage obligations	—	197,852,464	—
U.S. treasury obligations	—	170,130	—
Short-term investments	59,012,253	16,196,000	—

Totals by level	$59,012,253	$375,990,607	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$2,628,535	$—	$—
Written options outstanding	—	(99,935)	—
Written swap options outstanding	—	(10,965,607)	—
Forward premium swap option contracts	—	3,876,333	—
TBA sale commitments	—	(100,692,965)	—
Interest rate swap contracts	—	(3,522,071)	—
Total return swap contracts	—	(285,100)	—
Credit default contracts	—	(4,722,261)	—

Totals by level	$2,628,535	$(116,411,606)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$59,300,000
Purchased swap option contracts (contract amount)	$514,800,000
Written TBA commitment option contracts (contract amount)	$59,300,000
Written swap option contracts (contract amount)	$354,000,000
Futures contracts (number of contracts)	700
Centrally cleared interest rate swap contracts (notional)	$597,900,000
OTC total return swap contracts (notional)	$22,500,000
OTC credit default contracts (notional)	$59,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com